Share-based compensation plan - Restricted shares plan (Details)	3 Months Ended	9 Months Ended
	Mar. 31, 2026 BRL (R$)	Sep. 30, 2026 BRL (R$) shares shares	Dec. 31, 2025 BRL (R$) shares	Dec. 31, 2024 BRL (R$)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation plans | R$		R$ 350,943,000	R$ 332,322,000
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement		2,881,973	3,076,116
Shares granted		532,774
Restricted stock, year one		440,715
Restricted stock, year two		235,794
Restricted stock, year three		1,771,260
Restricted stock, year four		241,637
Restricted stock, year five		192,567
Share-based compensation plans | R$		R$ 81,660,000	R$ 80,742,000	R$ 60,226,000
Increase Provision Share Based Payment | R$	R$ 45,642,000	27,949,000
Decrease Provision Share Based Payment | R$	R$ (25,126,000)	(27,031,000)
Grant Year 2023 | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 50.51
Number of other equity instruments outstanding in share-based payment arrangement			277,249
Shares granted		6,033
Grant Year 2024 | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 56.09
Number of other equity instruments outstanding in share-based payment arrangement		1,938,698	2,331,602
Shares granted		50,731
Restricted stock, year one		440,715
Restricted stock, year three		1,497,983
Grant Year 2025 | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 60.47
Number of other equity instruments outstanding in share-based payment arrangement		477,431	467,265
Shares granted		10,166
Restricted stock, year two		235,794
Restricted stock, year four		241,637